(Loss)/earnings per share	12 Months Ended
Jun. 30, 2022
(Loss)/earnings per share
(Loss)/earnings per share
11	(Loss)/earnings per share

	2022	2021	2020
Loss for the year (£’000)	(115,510)	(92,216)	(23,233)
Basic loss per share (pence)	(70.86)	(56.60)	(14.14)
Diluted loss per share (pence)(1)	(70.86)	(56.60)	(14.14)

(i)	Basic loss per share

Basic loss per share is calculated by dividing the loss for the year by the weighted average number of ordinary shares in issue during the financial year.

(ii)	Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year, or, if later, the date of issue of the potential ordinary shares.

11	(Loss)/earnings per share (continued)
(iii)	Weighted average number of shares used as the denominator

	2022	2021	2020
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	51,952	41,939	40,573
Class B ordinary shares	112,732	122,683	124,000
Treasury shares	(1,683)	(1,683)	(320)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	163,001	162,939	164,253
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(1)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	163,001	162,939	164,253
(1)	For the years ended 30 June 2022, 30 June 2021 and 30 June 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.